SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ADDITIONAL INFORMATION (Details) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2018 USD ($) countries	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2018 USD ($) countries	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Net Sales	$ 16,503	$ 16,281	$ 17,395	$ 16,653	$ 16,079	$ 15,605	$ 16,856	$ 16,518	$ 66,832	$ 65,058	$ 65,299
Number of Countries in which Entity Operates | countries	180								180
Number of Countries With On The Ground Operations | countries	70								70
Research and Development Expense									$ 1,900	1,900	1,900
Advertising Expense									7,100	7,100	7,200
Cost of Goods Sold									34,432	32,638	33,024
Selling, General and Administrative Expense									19,037	18,654	19,017
Operating Income (Loss)	$ 2,587	$ 3,209	$ 3,919	$ 3,648	$ 2,900	$ 3,311	$ 3,827	$ 3,728	13,363	13,766	13,258
Interest Expense									506	465	579
Investment Income, Interest									247	171	182
Other Nonoperating Income (Expense)									222	(215)	508
Earnings from Continuing Operations Before Income Taxes									13,326	13,257	13,369
Customer and Consumer Promotional Spending
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									350
Payments to Customers
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									$ 300
Customer Relationships, Brands, and Other Non-Contractual Intangible Assets [Member] | Minimum
Finite-Lived Intangible Asset, Useful Life									5 years
Customer Relationships, Brands, and Other Non-Contractual Intangible Assets [Member] | Maximum
Finite-Lived Intangible Asset, Useful Life									30 years
Furniture and Fixtures
Property, Plant and Equipment, Useful Life									15 years
Computer Equipment | Minimum
Property, Plant and Equipment, Useful Life									3 years
Computer Equipment | Maximum
Property, Plant and Equipment, Useful Life									5 years
Machinery and Equipment | Minimum
Property, Plant and Equipment, Useful Life									3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment, Useful Life									20 years
Buildings
Property, Plant and Equipment, Useful Life									40 years
As reported
Net Sales									$ 66,832	65,058	65,299
Cost of Goods Sold									34,268	32,535	32,909
Selling, General and Administrative Expense									18,853	18,568	18,949
Operating Income (Loss)									13,711	13,955	13,441
Interest Expense									506	465	579
Investment Income, Interest									247	171	182
Other Nonoperating Income (Expense)									(126)	(404)	325
Earnings from Continuing Operations Before Income Taxes									13,326	13,257	13,369
Revised
Net Sales									66,832	65,058	65,299
Cost of Goods Sold									34,432	32,638	33,024
Selling, General and Administrative Expense									19,037	18,654	19,017
Operating Income (Loss)									13,363	13,766	13,258
Interest Expense									506	465	579
Investment Income, Interest									247	171	182
Other Nonoperating Income (Expense)									222	(215)	508
Earnings from Continuing Operations Before Income Taxes									$ 13,326	$ 13,257	$ 13,369